     As filed with the Securities and Exchange Commission on May 19, 1999
                    Registration Nos. 811-6241 and 33-39133


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              ------------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933     [X]

                      Pre-Effective Amendment No. ___  [_]

                      Post-Effective Amendment No. 19  [X]

                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 21          [X]
                       (Check appropriate box or boxes)

                              ------------------
                              LOOMIS SAYLES FUNDS
              (Exact name of registrant as specified in charter)

                    One Financial Center, Boston, MA 02111
                   (Address of principal executive offices)

      Registrant's telephone number, including area code: (617) 482-2450

Name and address
of agent for service                                 with a copy to
------------------------                             ---------------
Sheila M. Barry                                      Truman S. Casner, Esq.
Loomis, Sayles & Company, L.P.                       Ropes & Gray
One Financial Center                                 One International Place
Boston, MA 02111                                     Boston, MA  02110



It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)

[_]  on [date], 1999 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(2)

[_]  on [date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[_]  on [date] pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              LOOMIS SAYLES FUNDS

                             Cross Reference Sheet

                          Items required by Form N-1A

PART A

Item
No.      Registration Statement Caption             Caption in Prospectus
1.       Cover Page                                 Cover Page

2.       Synopsis                                   Summary of Expenses

3.       Condensed Financial Information            Not Applicable

4.       General Description of                     Cover Page; The Trust; Investment Objectives and
         Registrant                                 Policies; More Information About the Funds'
                                                    Investments and Risk Considerations

5.       Management of the Fund                     Cover Page; The Trust; The Funds' Investment
                                                    Adviser; Fund Expenses; Portfolio Transactions;
                                                    Back Cover

5A.      Management's Discussion of                 More Information about the Funds' Investments and
         Fund Performance                           Risk Considerations; Performance Information

6.       Capital Stock and Other Securities         The Trust; Shareholder Services; Dividends, Capital
                                                    Gain Distributions and Taxes

7.       Purchase of Securities Being               How to Purchase Shares; Shareholder Services
         Offered

8.       Redemption or Repurchase                   How to Redeem Shares

9.       Pending Legal Proceedings                  Not Applicable


PART B

Item
No.      Registration Statement Caption           Caption in Statement of Additional Information
10.      Cover Page                               Cover Page

11.      Table of Contents                        Table of Contents

12.      General Information and History          Not Applicable

13.      Investment Objectives and Policies       Investment Objectives, Policies and Restrictions

14.      Management of the Fund                   Management of the Trust

15.      Control Persons and Principal            Management of the Trust
         Holders of Securities

16.      Investment Advisory and Other            Investment Advisory and Other Services
         Services

17.      Brokerage Allocation and Other           Portfolio Transactions and Brokerage
         Practices

18.      Capital Stock and Other Securities       How to Redeem Shares (Prospectus); Redemptions;
                                                  Dividends, Capital Gain Distributions and Taxes
                                                  (Prospectus); Income Dividends, Capital Gain
                                                  Distributions and Tax Status; Description of the
                                                  Trust

19.      Purchase, Redemption and Pricing         How to Purchase Shares (Prospectus); Shareholder
         of Securities Being Offered              Services; How to Redeem Shares (Prospectus);
                                                  Redemptions; Net Asset Value and Public Offering
                                                  Price

20.      Tax Status                               Dividends, Capital Gain Distributions and Taxes
                                                  (Prospectus); Income Dividends, Capital Gain
                                                  Distributions and Tax Status

21.      Underwriters                             Not Applicable

22.      Calculations of Performance Data         Calculation of Yield and Total Return; Performance
                                                  Data

23.      Financial Statements                     Not Applicable

[LOOMIS SAYLES FUNDS LOGO APPEARS HERE]

 One Financial Center . Boston, Massachusetts 02111 . (800) 633-3330

The Loomis Sayles Funds

    Select Opportunities Fund
    Institutional Class
    Retail Class

Prospectus                                                         July 1, 1999

Loomis Sayles Select Opportunities Fund

  Loomis Sayles Select Opportunities Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a registered open-end management investment company, and is a no-load mutual fund. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund.

  The Fund offers two classes of shares: an Institutional Class, which generally has a higher minimum investment and bears lower expenses, and a Retail Class, which generally has a lower minimum investment and bears higher expenses. Each Class of the Fund has a common investment objective and investment portfolio. The performance of one Class of shares may be different from the performance of the other Class of shares because of different sales charges and Class expenses. This Prospectus concisely describes the information that an investor should know before investing in either the Institutional Class shares or Retail Class shares of the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated July 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the Prospectus).

  For information about:                    For all other information about
   .  Establishing an account               the Funds:
   .  Account procedures and status         Call 800-633-3330
   .  Exchanges
   .  Shareholder services
  Call 800-626-9390

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3

THE TRUST.................................................................   4

INVESTMENT OBJECTIVES AND POLICIES........................................   4

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS.....   4

THE FUND'S INVESTMENT ADVISER.............................................  10

FUND EXPENSES.............................................................  10

PORTFOLIO TRANSACTIONS....................................................  11

HOW TO PURCHASE SHARES....................................................  12

SHAREHOLDER SERVICES......................................................  14

HOW TO REDEEM SHARES......................................................  15

CALCULATION OF PERFORMANCE INFORMATION....................................  17

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  17

                              SUMMARY OF EXPENSES

  The following information is provided as an aid in understanding the various expenses that an investor in the Fund will bear indirectly. The information below is based on estimated expenses for the Fund's first full fiscal year and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                       Institutional Retail
                                                           Class     Class
                                                       ------------- ------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of
  offering price).....................................     none       none
 Maximum Sales Load Imposed on Reinvested Dividends
  (as % of offering price)............................     none       none
 Maximum Deferred Sales Load (as % of original
  purchase price or redemption proceeds)..............     none       none
 Redemption Fees/1................................./..     none       none
 Exchange Fees........................................     none       none
Annual Fund Operating Expenses (as a percentage of
 average net assets):
 Management Fees......................................      .50%       .50%
 12b-1 Fees...........................................     none        .25%
 Other Operating Expenses (after expense
  reimbursements where indicated).....................      .50%       .50%
 Total Fund Operating Expenses (after expense
  reimbursements where indicated).....................     1.00%/2/   1.25%/2/
Example:
An investor would pay the following expenses on a
 $1,000 investment assuming a 5% annual return (with
 or without a redemption at the end of each time
 period)/3/:
 One Year.............................................     $          $
 Three Years..........................................     $          $

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds from the
  Fund.
/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Total Operating Expenses of the Fund's Institutional Class of shares and Retail Class of shares to 1.00% and 1.25%, respectively. Without this agreement, it is estimated that Other Operating Expenses and Total Operating
  Expenses would be   % and   %, respectively.
/3/Under SEC rules, new funds are required to show expenses for the one- and three-year periods only.

                                   THE TRUST

  The Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objective is long-term growth of capital.

  The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent. Loomis Sayles seeks to build a highly focused portfolio of approximately 20 stocks with a minimum market capitalization of $1 billion. Loomis Sayles uses a bottom-up, fundamental approach to select stocks for the Fund. In deciding whether to buy and sell investments for the Fund, Loomis Sayles will consider a variety of factors such as earnings growth, price/earnings ratio, cash flows and general financial health. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending and Rule 144A securities transactions.

     For temporary defensive purposes, the Fund may invest any portion of its assets in fixed income securities, cash and any other securities deemed appropriate by Loomis Sayles. Except for the Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of the Fund may be changed without a vote of Fund shareholders.
                                      4

     MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

Common Stocks and Other Equity Securities

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in the Fund that invests in equity securities may decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

     Because the Fund generally will invest in a relatively small number of stock, its value is likely to be more volatile than mutual funds that invest in a larger number of stocks. for the same reason, the Fund is likely to be adversely affected by a decline in the value of a particular holding to a greater extent than mutual funds that have a greater number of holdings.

When-Issued Securities

  The Fund may purchase securities on a "when-issued" basis. This means that the Fund may enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

Rule 144A Securities

  The Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

Foreign Securities

  The Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, the Fund's holding of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase the Fund's diversification, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency Hedging Transactions

  The Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of foreign securities to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

Options and Futures Transactions

  The Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Fund may engage in these transactions either for the purpose of enhancing investment return or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). The value of options purchased or written by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures usually will depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures market of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

Repurchase Agreements

  The Fund may invest in repurchase agreements. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

Securities Lending

  The Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

Year 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles and the Distributor each have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it also is reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUND'S INVESTMENT ADVISER

  The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

  Philip J. Schettewi and Roderick H. Dillon, Vice Presidents of the Trust and Loomis Sayles, have served as the portfolio managers of the Fund since its commencement of investment operations in 1999. Mr. Schettewi has been employed by Loomis Sayles since 1991. Prior to joining Loomis Sayles in 1997, Mr. Dillon was President of Dillon Capital Management, from 1993. Dillon Capital Management was acquired by Loomis Sayles in 1997.

                                 FUND EXPENSES

  The Fund pays Loomis Sayles a monthly investment advisory fee of .50% of the Fund's average daily net assets. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees (in the case of the

Retail Class shares), expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  The Fund's Retail Class shares have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Retail Class shares of the Fund pay the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Retail Class shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares of the Fund, or for providing personal services to investors in Retail Class shares of the Fund and/or the maintenance of accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of the Retail Class shares of the Fund.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit total annual operating expenses to 1.00% and 1.25% of the Fund's average daily net assets attributable to Institutional Class shares and Retail Class shares, respectively. Loomis Sayles may change or terminate this voluntary arrangement at any time, but the Fund's Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Fund a continuing fee in an amount up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Fund.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher transaction costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of the Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of shares of the Fund is $1 million. A $2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. The minimum initial investment for the Retail Class of shares is $25,000. This minimum initial investment for Retail Class shares does not apply to purchases through certain financial intermediaries, including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, "no transaction fee" programs, bank trust departments, financial consultants and insurance companies. The minimum investment for Institutional Class shares and Retail Class shares may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments in either class of shares must be at least $50.

  Shares of the Fund may be purchased by (i) cash, (ii) exchanging Institutional Class shares of any other fund that is a series of the Trust for Institutional Class shares of the Fund or exchanging Retail Class shares of any other fund that is a series of the Trust for Retail Class shares of the Fund, provided the value of the shares exchanged meets the investment minimum of the Class of shares of the Fund into which the exchange is made,
(iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional shares of the Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account to the investor's address of record to confirm the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Select
Opportunities Fund and Class, Institutional or Retail), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason that the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of the Fund are sold with no sales charge. The net asset value of the Fund's shares is calculated once daily, as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to forward purchase or redemption orders to the Distributor promptly. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

                             SHAREHOLDER SERVICES

  The Fund offers the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline telephone privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  Free Exchange Privilege. Institutional Class shares and Retail Class shares of the Fund may be exchanged for Institutional Class shares or Retail Class shares, respectively, of any other fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares or Retail Class shares, respectively, or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of the Class of shares of that Fund and, in the case of Loomis Sayles High Yield Fund-Institutional Class, Loomis Sayles Municipal Fund-Institutional Class and Loomis Sayles U.S. Government Securities Fund-Institutional Class, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means of taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Fund may terminate or change the terms of the exchange privilege at any time upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  Retirement Plans. The Fund's shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  Systematic Withdrawal Plan. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  Automatic Investment Plan. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (the exact names appear on an investor's confirmation statement) and should indicate any special capacity in which an owner is signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may be made only if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For more information on telephone redemptions, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Fund declares and pays net investment income to shareholders as dividends annually. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund unless an investor has elected to receive cash. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year (i.e., long-term capital gains) will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net long-term capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  The Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to an investor (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

  Certain designated dividends from the Fund are expected to be eligible for the dividends-received deduction for corporate shareholders that meet a holding period requirement.

  State Street Bank will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Fund. Before investing, an investor should consult his or her own tax advisor for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

INVESTMENT ADVISER Loomis, Sayles &
Company, L.P. One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR Loomis Sayles Distributors,
L.P. One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS State Street Bank and
Trust Company Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR STATE
STREET BANK AND TRUST COMPANY Boston
Financial Data Services, Inc. P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL Ropes & Gray One
International Place Boston, Massachusetts
02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP One Post Office
Square Boston, Massachusetts 02109

                      Loomis Sayles Select Opportunities
                                     Fund

                            Statement of Additional
                                  Information

                                                                   JULY 1, 1999

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OF LOOMIS SAYLES SELECT OPPORTUNITIES FUND DATED JULY 1, 1999, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE THE FUND'S CURRENT PROSPECTUS UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................   3
MANAGEMENT OF THE TRUST....................................................   8
INVESTMENT ADVISORY AND OTHER SERVICES.....................................  11
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  13
DESCRIPTION OF THE TRUST...................................................  14
  Voting Rights............................................................  15
  Shareholder and Trustee Liability........................................  16
  How to Buy Shares........................................................  16
  Net Asset Value..........................................................  16
SHAREHOLDER SERVICES.......................................................  17
  Open Accounts............................................................  17
  Systematic Withdrawal Plan...............................................  17
  Exchange Privilege.......................................................  17
  IRAs.....................................................................  18
  Redemptions..............................................................  18
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS ...............  19
CALCULATION OF YIELD AND TOTAL RETURN......................................  21
PERFORMANCE COMPARISONS....................................................  22
APPENDIX A--PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION.................  24
APPENDIX B--ADVERTISING AND PROMOTIONAL LITERATURE.........................  26

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  The investment objective and policies of the Loomis Sayles Select Opportunities Fund of Loomis Sayles Funds (the "Trust"), are summarized in the Prospectus under "Investment Objectives and Policies" and "More Information About the Fund's Investments and Risk Considerations." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser ("Loomis Sayles"), subject to review and approval by the Trust's board of trustees, without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and the Fund policies explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

  In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

The Fund will not:

    (1) Invest in companies for the purpose of exercising control or management.

    *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

    *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indexes, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

    *(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

    (5) With respect to 75% of its total assets, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

    (6) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

    (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (9) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

    *(8) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

    *(9) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

    (10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

    (11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

    (12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

    (13) Write or purchase puts, calls or combinations of both except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities and (3) write, purchase and sell put and call options on currencies and may enter into currency forward contracts.
    *(14) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

  Although the Fund has no current intention of investing in repurchase agreements, it intends, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

U.S. Government Securities

  U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

  U.S. Treasury Bills--Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

  U.S. Treasury Notes and Bonds--Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the United States Government.

  "Ginnie Maes"--Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the

Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

  "Fannie Maes"--Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

  "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

  As described in the Prospectus, U.S. Government Securities generally do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities

  As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements

  The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Real Estate Investment Trusts

  REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

Rule 144A Securities

  The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades therefor.

Foreign Currency Transactions

  The Fund may invest in securities of foreign issuers and may enter into forward foreign currency exchange contracts, or buy or sell options on foreign currencies, in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies.

  The Fund may enter into forward contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

  Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

  The Fund generally will not enter into forward contracts with a term of greater than one year.

  Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

  The Fund, in conjunction with its transactions in forward contracts, options and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options and futures.

Options

  As described in the Prospectus, the Fund, may for hedging purposes or to enhance investment return, purchase and sell call and put options.

  An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

  If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

  The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

  Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

  An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price or currency value movements within a given time frame. To the extent interest rates, stock prices or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

  An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

  The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of the Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Fund intends to comply with this position.

  Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

                            MANAGEMENT OF THE TRUST

  The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

  EARL W. FOELL--Trustee. 380 Marlborough Street, #3, Boston, Massachusetts. Retired; formerly, Editor in-Chief, World Monitor Magazine and Editor-in-Chief, The Christian Science Monitor.

  RICHARD S. HOLWAY--Trustee. 1314 Seaspray Lane, Sanibel, Florida. Retired; formerly, Vice President, Loomis Sayles. Director, Sandwich Cooperative Bank.

  MICHAEL T. MURRAY--Trustee. 404 N. Western Ave., Lake Forest, Illinois. Retired; formerly, Vice President, Loomis Sayles.

  *DANIEL J. FUSS--President and Trustee. Executive Vice President and Director, Loomis Sayles.

  SHEILA M. BARRY--Secretary and Compliance Officer. Assistant General Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

  ROBERT J. BLANDING--Executive Vice President. 465 First Street West, Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.
--------
* Trustee deemed an "interested person" of the Trust, as defined by the 1940
Act.

  JAMES C. CARROLL--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Managing Director and Senior Energy Analyst at Paine Webber, Inc.

  JEROME A. CASTELLINI--Vice President. Three 1st National Plaza, Chicago, Illinois. Vice President and Director, Loomis Sayles.

  MARY C. CHAMPAGNE--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  E. JOHN DEBEER--Vice President. Vice President, Loomis Sayles.

  RODERICK H. DILLON, JR.--Vice President. Vice President Loomis Sayles; formerly President, Dillon Capital Management.

  PAUL H. DREXLER--Vice President. Vice President, Loomis Sayles; formerly, Deputy Manager, Brown Brothers Harriman & Co.

  WILLIAM H. EIGEN, JR.--Vice President. Vice President, Loomis Sayles; formerly, Vice President, INVESCO Funds Group and Vice President, The Travelers Corp.

  CHRISTOPHER R. ELY--Vice President. Vice President, Loomis Sayles; formerly, Senior Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  QUENTIN P. FAULKNER--Vice President. Vice President, Loomis Sayles.

  PHILIP C. FINE--Vice President. Vice President, Loomis Sayles; formerly, Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  KATHLEEN C. GAFFNEY--Vice President, Vice President, Loomis Sayles.

  ISAAC GREEN--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President and Director, Loomis Sayles.

  DEAN A. GULIS--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Principal and Director of Research at Roney & Company.

  MARTHA F. HODGMAN--Vice President. Vice President, Loomis Sayles.

  MARK W. HOLLAND--Treasurer. Vice President and Director, Loomis Sayles.

  JOHN HYLL--Vice President. 155 North Lake Avenue, Pasadena, California. Vice President, Loomis Sayles.

  JEFFREY L. MEADE--Vice President. Executive Vice President, Chief Operating Officer and Director, Loomis Sayles.

  PHILIP R. MURRAY--Assistant Treasurer, Vice President, Loomis Sayles.

  KENT P. NEWMARK--Vice President. 555 California Street, San Francisco, California. Vice President, Managing Partner and Director, Loomis Sayles.

  JEFFREY C. PETHERICK--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  LAUREN B. PITALIS--Vice President. Vice President, Loomis Sayles; formerly, Vice President and Assistant Secretary of Harris Associates Investment Trust.

  PHILIP J. SCHETTEWI--Vice President. Vice President and Director, Loomis
Sayles.

  DAVID L. SMITH--Vice President. Vice President, Loomis Sayles; formerly, Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  SANDRA P. TICHENOR--Vice President. 465 First Street West, Sonoma, California. General Counsel, Executive Vice President, Secretary and Clerk, Loomis Sayles. Formerly, Partner, Heller, Ehrman, White & McAuliffe.

  JEFFREY W. WARDLOW--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  GREGG D. WATKINS--Vice President. Vice President, Loomis Sayles.

  ANTHONY J. WILKINS--Vice President. Vice President and Director, Loomis
Sayles.

  Previous positions during the past five years with Loomis Sayles are omitted, if not materially different.

  Except as indicated above, the address of each trustee and officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts. The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers or employees of Loomis Sayles. Each trustee who is not a director, officer or employee of Loomis Sayles is compensated at the rate of $1,250 per fund per annum.

                              COMPENSATION TABLE

                 for the nine months ended September 30, 1998

                                                                              (5)
                                                                             Total
                                               (3)              (4)       Compensation
                              (2)          Pension or        Estimated   From Trust and
          (1)              Aggregate   Retirement Benefits    Annual     Fund Complex*
    Name of Person,       Compensation Accrued as Part of  Benefits upon    Paid to
        Position           From Trust     Fund Expenses     Retirement      Trustee
    ---------------       ------------ ------------------- ------------- --------------
Earl W. Foell, Trustee..   $15,937.50          N/A              N/A        $15,937.50
Richard S. Holway,
 Trustee................   $15,937.50          N/A              N/A        $15,937.50
Terry R. Lautenbach**,
 Trustee................   $15,937.50          N/A              N/A        $15,937.50
Michael T. Murray,
 Trustee................   $15,937.50          N/A              N/A        $15,937.50

--------
* No Trustee receives any compensation from any mutual funds affiliated with Loomis Sayles, other than the Trust.
** Mr. Lautenbach retired from the Board of Trustees on October 26, 1998.

                    INVESTMENT ADVISORY AND OTHER SERVICES

  Advisory Agreement. Loomis Sayles serves as investment adviser under an advisory agreement relating to the Loomis Sayles Select Opportunities Fund
dated      , 1999. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs subject to the supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual percentage rate of 0.50% of the Fund's average daily net assets.

  The Trust pays the compensation of its trustees who are not directors, officers or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

  Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances which would result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.

  As described in the Prospectus, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

  The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

  The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

  Loomis Sayles acts as investment adviser or subadviser to New England Value Fund, New England Strategic Income Fund, New England Star Advisers Fund, New England Star Small Cap Fund and New England Balanced Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Fund Trust II, a registered, open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company, and to the Balanced Series and the Small Cap Series of New England Zenith Fund, which is also a registered open-end management investment company, as well as to Loomis Sayles Investment Trust, also a registered open-end management investment company. Loomis Sayles also provides investment advice to certain other open-end management investment companies and numerous other corporate and fiduciary clients.

  The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  Certain officers and trustees of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

  Distribution Agreement and Rule 12b-1 Plan. Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P. serves as the general distributor of each class of shares of the Fund. Under this agreement, Loomis Sayles Distributors, L.P. is not obligated to sell a specific number of shares. Loomis Sayles Distributors, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders.

The Fund pays the cost of registering and qualifying their shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

  As described in the Prospectuses, the Fund has adopted a Rule 12b-1 plan ("Plan") for its Retail Class shares. The Plan, among other things, permits the Retail Class shares of the Fund to pay the Fund's distributor (currently Loomis Sayles Distributors, L.P.) a monthly fee, at annual rates not exceeding 0.25% of the assets of the Retail Class. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees").

  The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Retail Class shares of the Fund. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the Retail Class shares of the Fund requires approval of the Retail Class shareholders. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. The Plan provides that, for so long as the Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

  The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

  The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire board of trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

  Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

  Independent Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts. PricewaterhouseCoopers LLP conducts an annual audit of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

  Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker that do not contribute to the best price and execution of the transaction.

  Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles' expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

                           DESCRIPTION OF THE TRUST

  The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. The Trust currently has eighteen series: The Bond Fund, Managed Bond Fund, Core Value Fund, Global Bond Fund, Growth Fund, High Yield Fund, Intermediate Maturity Bond Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Municipal Bond Fund, Select Opportunities Fund, Short-Term Bond Fund, Small Cap Growth Fund, Small Cap Value Fund, U.S. Government Securities Fund and Worldwide Fund.

  The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

  The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series, certain expenses may be legally chargeable against the assets of all series.

  The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide the Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of the Fund are currently divided into two classes, designated Retail Class and Institutional Class. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the

Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders.

Voting Rights

  As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

  The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

  There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

  Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

  No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

  Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

How to Buy Shares

  The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."

Net Asset Value

  The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the New York Stock Exchange is expected to be closed on the following weekdays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

                             SHAREHOLDER SERVICES

Open Accounts

  A shareholder's investment in the Fund is automatically credited to an open account maintained for the shareholder by Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. Certificates representing shares are issued only upon written request to BFDS but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BFDS will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

  The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

  The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

  A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided therein, provided that the account has a value of at least $25,000 at the time the plan is established.

  Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

  Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

  Shareholders may redeem their shares of the Fund and have the proceeds applied on the same day to purchase shares of the same class of shares of any other series or of New England Cash Management Trust or New England Tax Exempt Money Market Trust.

  Exchanges may be effected by (1) making a telephone request by calling 800-626-9390, provided that a special authorization form is on file with BFDS, or
(2) sending a written exchange request to BFDS accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs

  Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any series.

  All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

  Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Redemptions

  The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

  Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

  If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BFDS at 800-626-9390. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by BFDS prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by BFDS and a new request will be necessary.

  In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BFDS a written request with a signature guarantee. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BFDS, Loomis Sayles Distributors, L.P. and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the High Yield Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that series redeemed within one (1) year of purchase, if applicable. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

  A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

  As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

  Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BFDS. In order for a change to be in effect for any dividend or distribution, it must be received by BFDS on or before the record date for such dividend or distribution.

  As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

  An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

  Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Bond Fund, as described in the Prospectus) whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at a rate of 20% for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

  Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

  The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

  Investment by the Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." A "passive foreign investment company" is any foreign corporation: (i) 75% or more of the income of which for the taxable year is passive income, or
(ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

  If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

  The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

  Generally the Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

  Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

  Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.

  The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules. The new regulations will generally be effective for payments made on or after January 1, 2001 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their advisors with respect to the potential application of these new regulations.

                     CALCULATION OF YIELD AND TOTAL RETURN

  Yield. Yield with respect to the Fund will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yields will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

  At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

  Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

  Total Return. Total Return with respect to the Fund is a measure of the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps:

(1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

  Total Return. The Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

  Volatility. The Fund may quote various measures of its volatility and benchmark correlation. In addition, the Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which the Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. The Fund may utilize charts and graphs to present the Fund's volatility and average annual total return. The Fund may also discuss or illustrate examples of interest rate sensitivity.

  Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

  Morningstar, Inc. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

  CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

  Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

  Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

  Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

  Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's ("S&P") Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted (stock price times shares outstanding) with each stock affecting the index in proportion to its value. The index is comprised of industrial, utility, financial and transportation stocks, in size order.

  Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

  From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                        Financial Services Week
Adam Smith's Money World                  Financial World
America On Line                           Fitch Insights
Anchorage Daily News                      Forbes
Atlanta Constitution                      Fort Worth Star-Telegram
Atlanta Journal                           Fortune
Arizona Republic                          Fox Network and affiliates
Austin American Statesman                 Fund Action
Baltimore Sun                             Fund Decoder
Bank Investment Marketing                 Global Finance
Barron's                                  (the) Guarantor
Bergen County Record (NJ)                 Hartford Courant
Bloomberg Business News                   Houston Chronicle
Bond Buyer                                INC
Boston Business Journal                   Indianapolis Star
Boston Globe                              Individual Investor
Boston Herald                             Institutional Investor
Broker World                              International Herald Tribune
Business Radio Network                    Internet
Business Week                             Investment Advisor
CBS and affiliates                        Investment Company Institute
CDA Investment Technologies               Investment Dealers Digest
CFO                                       Investment Profiles
Changing Times                            Investment Vision
Chicago Sun Times                         Investor's Daily
Chicago Tribune                           IRA Reporter
Christian Science Monitor                 Journal of Commerce
Christian Science Monitor News Service    Kansas City Star
Cincinnati Enquirer                       KCMO (Kansas City)
Cincinnati Post                           KOA-AM (Denver)
CNBC                                      LA Times
CNN                                       Leckey, Andrew (syndicated column)
Columbus Dispatch                         Life Association News
CompuServe                                Lifetime Channel
Dallas Morning News                       Miami Herald
Dallas Times-Herald                       Milwaukee Sentinel
Denver Post                               Money Magazine
Des Moines Register                       Money Maker
Detroit Free Press                        Money Management Letter
Donoghues Money Fund Report               Morningstar
Dorfman, Dan (syndicated column)          Mutual Fund Market News
Dow Jones News Service                    Mutual Funds Magazine
Economist                                 National Public Radio
FACS of the Week                          National Underwriter
Fee Adviser                               NBC and affiliates
Financial News Network                    New England Business
Financial Planning                        New England Cable News
Financial Planning on Wall Street         New Orleans Times-Picayune
Financial Research Corp.                  New York Daily News

New York Times                            Smart Money
Newark Star Ledger                        St. Louis Post Dispatch
Newsday                                   St. Petersburg Times
Newsweek                                  Standard & Poor's Outlook
Nightly Business Report                   Standard & Poor's Stock Guide
Orange County Register                    Stanger's Investment Advisor
Orlando Sentinel                          Stockbroker's Register
Palm Beach Post                           Strategic Insight
Pension World                             Tampa Tribune
Pensions and Investments                  Time
Personal Investor                         Tobias, Andrew (syndicated column)
Philadelphia Inquirer                     Toledo Blade
Porter, Sylvia (syndicated column)        UP
Portland Oregonian                        US News and World Report
Prodigy                                   USA Today
Public Broadcasting Service               USA TV Network
Quinn, Jane Bryant (syndicated column)    Value Line
Registered Representative                 Wall Street Journal
Research Magazine                         Wall Street Letter
Resource                                  Wall Street Week
Reuters                                   Washington Post
Rocky Mountain News                       WBZ
Rukeyser's Business (syndicated column)   WBZ-TV
Sacramento Bee                            WCVB-TV
San Diego Tribune                         WEEI
San Francisco Chronicle                   WHDH
San Francisco Examiner                    Worcester Telegram
San Jose Mercury                          World Wide Web
Seattle Post-Intelligencer                Worth Magazine
Seattle Times                             WRKO
Securities Industry Management

                                                                     APPENDIX B

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Loomis Sayles Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

    Loomis Sayles Funds' participation in wrap fee and no transaction fee programs

    Loomis Sayles Funds and Loomis, Sayles & Company, L.P. Website

    Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients and assets under management

    Specific and general investment philosophies, strategies, processes and techniques

    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

    Industry conferences at which Loomis Sayles participates

    Current capitalization, levels of profitability and other financial information

    Identification of portfolio managers, researchers, economists, principals and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

    The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

    Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

    Current and historical statistics relating to:

    --total dollar amount of assets managed
    --Loomis Sayles assets managed in total and by Fund
    --the growth of assets
    --asset types managed

  Loomis Sayles Funds' tag line--"Listening Harder, Delivering More" and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results which exceed their expectations.

  References may be included in Loomis Sayles Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Fund. The information may include, but is not limited to:

    Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

This Post-Effective Amendment relates solely to Loomis Sayles Select Opportunities Fund, a series of Loomis Sayles Funds. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Part C.    OTHER INFORMATION
           -----------------

Item 24.   Financial Statements and Exhibits
           ---------------------------------

  (a)   Financial statements: Not Applicable

  (b)   Exhibits:

1.      Agreement and Declaration of Trust. (5)

2.      By-Laws. (5)

3.      Not Applicable.

4.      Not Applicable.

5(a).   Form of Advisory Agreement. (7)

5(b). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Core Value Fund. (3)

5(c). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Global Bond Fund. (3)

5(d). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Growth Fund. (3)

5(e).   Form of Advisory Agreement between the Trust and
        Loomis Sayles High Yield Fund. (2)

5(f). Form of Advisory Agreement between the Trust and Loomis Sayles High Yield Fund II. (6)

5(g). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Intermediate Maturity Bond Fund. (3)

5(h). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles International Equity Fund. (3)

5(i). Form of Advisory Agreement between the Trust and Loomis Sayles Investment Grade Bond Fund. (3)

5(j). Form of Advisory Agreement between the Trust and Loomis Sayles Managed Bond Fund. (5)

5(k). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Growth Fund. (3)

5(l). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Value Fund. (3)

5(m). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Municipal Bond Fund. (3)

5(n). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Short-Term Bond Fund. (3)

5(o). Form of Advisory Agreement between the Trust and Loomis Sayles Small Cap Growth Fund. (3)

5(p). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Small Cap Value Fund. (3)

5(q). Form of Advisory Agreement between the Trust and Loomis Sayles Select Opportunities Fund is filed herein.

5(r). Form of Amended and Restated Investment Advisory Agreement between the Trust and Loomis Sayles U.S. Government Securities Fund. (7)

5(s). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Worldwide Fund. (3)

6(a).   Form of Amended and Restated Distribution Agreement. (8)

6(b).   Form of Selected Dealer Agreement is filed herein.

6(c). Form of Agent Company Agreement (for use in sales of Fund shares in Japan) is filed herein.

6(d). Form of Distribution, Repurchase and Shareholders Servicing Agreement (for use in sales of Fund shares in Japan) is filed herein.

7.      Not Applicable.

8(a).   Form of Custodian Agreement. (5)

8(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Short-Term Bond Fund. (4)

8(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles High Yield Fund. (4)

8(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund and Loomis Sayles Small Cap Growth Fund. (4)

8(e). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Worldwide Fund. (4)

8(f). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund. (7)

9(a). Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company. (5)

9(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Short-Term Bond Fund. (4)

9(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles High Yield Fund and Loomis Sayles Worldwide Fund. (4)

9(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund and Loomis Sayles Small Cap Growth Fund. (4)

9(e). Transfer Agency and Service Agreement between the Trust on behalf of the Loomis Sayles Managed Bond Fund and State Street Bank and Trust Company. (7)

9(f). Transfer Agency and Service Agreement between the Trust on behalf of the Class J shares of Loomis Sayles Investment Grade Bond Fund is filed herein.

9(g). Letter Agreement between the Trust and State Street Bank relating to the applicability of the Transfer Agency and Service Agreement and Custodian Agreement to Loomis Sayles Select Opportunities Fund to be filed by amendment.

10(a).  Opinion and Consent of Counsel. (3)

10(b). Form of Opinion and Consent of Counsel relating to Loomis Sayles Managed Bond Fund and Loomis Sayles High Yield Fund II. (6)

11.     Not Applicable

12.     Not Applicable.

13(a).  Investment Representation Regarding Initial Shares. (5)

13(b).  Form of Organizational Expense Reimbursement Agreement. (5)

14.     Form of IRA prototype documents. (5)

15(a).  Form of Distribution Plan - Retail Class. (3)

15(b).  Form of Distribution Plan - Admin Class. (5)

15(c). Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund. (6)

15(d). Form of Service and Distribution Plan relating to Loomis Sayles Investment Grade Bond Fund - J Class. (8)

16.     Schedule for Performance Computations. (3)

17.     Not Applicable

18.     Amended and Restated Rule 18f-3(d) Plan is filed herein.

19.     Powers of Attorney. (1)
--------------------

(1) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 7 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on February 16, 1996.

(2) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 10 to the Trust Registration Statement under the Securities Act of 1933 filed with the Commission on August 30, 1996.

(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 11 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on October 9, 1996.

(4) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 12 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on March 10, 1997.

(5) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 13 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on October 31, 1997.

(6) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 15 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on August 5, 1998.

(7) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 17 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on November 30, 1998.

(8) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 18 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on April 7, 1999.

Item 25.   Persons Controlled by or under Common Control with Registrant
           -------------------------------------------------------------

           Not Applicable.

Item 26.   Number of Holders of Securities
           -------------------------------

           No Longer Applicable.

Item 27.   Indemnification
           ---------------

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Registrant's By-Laws (Exhibit 2 hereto) provide for indemnification of its Trustees and Officers. The effect of these provisions is to provide indemnification for each of the Registrant's Trustees and Officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or Officer may be involved by reason of being or having been a Trustee or Officer, except with respect to any matter as to which such Trustee or Officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or Officer's action was in the best interest of the Registrant, and except that no Trustee or Officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or Officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or Officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

(a) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrant, provides investment advice to the eight series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust II, one series of New England Funds Trust III, and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

Item 29.   Principal Underwriters
           ----------------------

The Trust's principal underwriter is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Incorporated.

Item 30.   Location of Accounts and Records
           --------------------------------

The following companies maintain possession of the documents required by the specified rules:

(a) Registrant
Rule 31a-1(b)(4), (9), (10), (11)
Rule 31a-2(a)

(b) State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Rule 31a-1(a)
Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
Rule 31a-2(a)

(c) Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA  02111
Rule 31a-1(f)
Rule 31a-2(e)

(d) Loomis, Sayles Distributors, L.P.
One Financial Center
Boston, MA 02111
Rule 31a-1(d)
Rule 31a-2(c)

Item 31.   Management Services
           -------------------

Not applicable.

Item 32.   Undertakings
           ------------

(I) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant.

(ii) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's most recent annual report upon request and without charge.

********************
NOTICE


A copy of the Agreement and Declaration of Trust of Loomis Sayles Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 19th day of May, 1999.

LOOMIS SAYLES FUNDS

By: DANIEL J. FUSS*
-----------------------------
Daniel J. Fuss, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of Loomis Sayles Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title
------------                                -----

DANIEL J. FUSS*                             President and Trustee
-------------------------------
Daniel J. Fuss

MARK W. HOLLAND*                            Treasurer
-------------------------------
Mark W. Holland

EARL W. FOELL*                              Trustee
-------------------------------
Earl W. Foell

RICHARD S. HOLWAY*                          Trustee
-------------------------------
Richard S. Holway

MICHAEL T. MURRAY*                          Trustee
-------------------------------
Michael T. Murray

*By: /s/ MARK W. HOLLAND
-------------------------------
Mark W. Holland, for himself and as Attorney-in-fact
May 19, 1999

EXHIBIT INDEX
EXHIBIT NO.
-------------

5(q). Form of Advisory Agreement between the Trust and Loomis Sayles Select Opportunities Fund.

6(b).   Form of Selected Dealer Agreement.

6(c). Form of Agent Company Agreement (for use in sales of Fund shares in Japan).

6(d). Form of Distribution, Repurchase and Shareholder Servicing Agreement (for use in sales of Fund shares in Japan).

9(f). Transfer Agency and Service Agreement between the Trust on behalf of the Class J shares of Loomis Sayles Investment Grade Bond Fund.

18.     Amended and Restated 18f-3(d) Plan.